Income and expenses	12 Months Ended
Dec. 31, 2022
Income and expenses
Income and expenses

26.   Income and expenses

26.1 Sales

Sales by geographical area for the years ended December 31 are as follows:

	2022	2021	2020
	US$'000	US$'000	US$'000
Spain	282,387	251,528	133,370
Germany	442,331	292,774	191,107
Italy	111,887	76,721	42,067
France	148,741	130,811	79,491
Other EU Countries	162,374	176,046	88,443
USA	966,161	515,095	404,633
Rest of World	484,035	335,933	205,323
Total	2,597,916	1,778,908	1,144,434

26.2 Raw materials and energy consumption for production

Raw materials and energy consumption for production are comprised of the following for the years ended December 31:

	2022	2021	2020
	US$'000	US$'000	US$'000
Purchases of raw materials, supplies and goods	793,014	581,991	366,532
Variation in stocks of finished goods, raw materials, supplies and goods	(163,430)	(74,361)	61,827
Others	625,637	676,171	405,188
Write-down of raw materials	12,342	—	—
Write-down of finished goods	17,523	1,095	1,939
Total	1,285,086	1,184,896	835,486

26.3 Other operating income

Other operating income are comprised of the following for the years ended December 31:

	2022	2021	2020
	US$'000	US$'000	US$'000
Energy	(53,802)	—	—
C02	(88,952)	(103,044)	(25,702)
Others	(4,602)	(7,041)	(7,925)
Total	(147,356)	(110,085)	(33,627)

The Company recognizes emission rights (allowances) allocated by government as intangible assets. The intangible asset recognized is initially measured at fair value (current market value).

The allowances are granted for less than fair value, the difference between the fair value and the nominal amount paid is recognized as a government grant. The grant is initially recognized as deferred income in the statement of financial position and subsequently recognized as “other operating income” on a systematic basis on the proportion of the CO2 emitted over total CO2 expected to be emitted for the compliance period, during 2022 the Company has recorded an amount of $88,952 thousand, $103,044 thousand in 2021 and $25,702 thousand in 2020.

As the Company emits CO2, it recognizes a provision for its obligation to deliver the CO2 emissions at the end of the compliance period. The provision is remeasured and recorded as an expense at the end of each reporting period at historical cost for the emission rights (allowances). Provision for its obligation to deliver the CO2 emissions is presented in the income statement - other operating expense.

26.4 Staff costs

The average monthly number of employees (including Executive Directors) was:

	2022	2021	2020
Directors	9	8	6
Senior Managers	288	289	291
Employees	3,173	2,997	3,020
Total	3,470	3,294	3,317

Staff costs are comprised of the following for the years ended December 31:

	2022	2021	2020
	US$'000	US$'000	US$'000
Wages, salaries and similar expenses	232,880	214,374	161,957
Pension plan contributions	7,977	7,571	3,641
Employee benefit costs	73,953	58,972	49,184
Total	314,810	280,917	214,782

Share-based compensation

a. Equity Incentive Plan

On May 29, 2016, the board of Ferroglobe PLC adopted the Ferroglobe PLC Equity Incentive Plan (the “Plan”) and on June 29, 2016 the Plan was approved by the shareholders of the Company. The Plan is a discretionary benefit offered by Ferroglobe PLC for the benefit of selected senior employees of Ferroglobe PLC and its subsidiaries. The Plan’s main purpose is to reward and foster performance through share ownership. Awards under the plan may be structured either as conditional share awards or options with a $nil exercise price (nil cost options), except the options granted in 2021 which have a strike of 0.01. The awards are subject to a service condition of three years from the date of grant in the case of the options granted in 2017, 2018, 2019 and 2022, and four years from the date of grant in the case of the options granted in 2020, in each case to the extent that performance conditions are satisfied, and subject to continued service with the Company, remain exercisable until the tenth anniversary of their grant date. In the case of the options granted in 2021 the options vest on January 1, 2024.

Details of the Plan awards during the current and prior years are as follows:

Number of awards
Outstanding as of December 31, 2020	3,411,974
Granted during the period	1,307,934
Exercised during the period	(309,462)
Expired/forfeited during the period	(51,010)
Outstanding as of December 31, 2021	4,359,436
Granted during the period	848,710
Exercised during the period	(208,076)
Expired/forfeited during the period	(1,198,364)
Outstanding as of December 31, 2022	3,801,706

Exercisable as of December 31, 2022	344,385

The awards outstanding under the Plan at December 31, 2022 and December 31, 2021 were as follows:

				Fair Value at
Grant Date	Performance Period	Expiration Date	Exercise Price	Grant Date	2022	2021
September 22, 2022	December 31, 2024	September 9, 2032	nil	8.53	848,710	—
September 9, 2021	December 31, 2021	September 9, 2031	nil	$8.83	1,255,824	1,307,934
December 16, 2020	December 31, 2020	December 16, 2030	nil	$1.23	1,352,788	1,411,271
March 13, 2019	December 31, 2021	March 13, 2029	nil	$2.69	136,682	1,184,441
June 14, 2018	N/A	June 13, 2028	nil	$9.34	44,650	70,774
March 21, 2018	December 31, 2020	March 20, 2028	nil	$22.56	52,819	136,434
June 20, 2017	December 31, 2019	June 20, 2027	nil	$15.90	—	—
June 1, 2017	N/A	June 1, 2027	nil	$10.96	—	834
June 1, 2017	December 31, 2019	June 1, 2027	nil	$16.77	77,712	168,469
November 24, 2016	December 31, 2018	November 24, 2026	nil	$16.66	32,521	79,279
					3,801,706	4,359,436

The awards outstanding as of December 31, 2022 had a weighted average remaining contractual life of 8.33 years (2021: 8.37 years).

The weighted average share price at the date of exercise for stock options exercised in the year ended December 31, 2022 was $6.46 ($5.28 in 2021).

As of December 31, 2022, 3,757,056 of the of the outstanding awards were subject to performance conditions (2021: 4,287,828 awards). For those awards subject to performance conditions, upon completion of the three years service period, the recipient will receive a number of shares or nil cost options of between 0% and 200% of the above award numbers, depending on the financial performance of the Company during the performance period. The performance conditions for the shares granted in 2022 can be summarized as follows:

Vesting Conditions
40% based cumulative earnings before interest and tax (EBIT)
40% based on cumulative operational cash flow
20% based on total shareholder return (TSR) relative to a comparator group

There were no performance obligations linked to 44,650 of the outstanding awards at December 31, 2022 (2021: 71,608 awards). These awards were issued as deferred bonus awards and vested subject to remaining in employment for three years.

Fair Value

The weighted average fair value of the awards granted during the year ended December 31, 2022 was $8.53 (2021: $8.83). The Company estimates the fair value of the awards using Stochastic and Black-Scholes option pricing models (Level 3). Where relevant, the expected life used in the model has been adjusted for the remaining time from the date of valuation until options are expected to be received, exercise restrictions (including the probability of meeting market conditions attached to the option), and performance considerations. Expected volatility is calculated over the period commensurate with the remainder of the performance period immediately prior to the date of grant.

The following assumptions were used to estimate the fair value of the awards:

	Grant date
	September 22, 2022	September 9, 2021
Fair value at grant date	$8.53	$8.83
Grant date share price	$5.76	$8.57
Exercise price	Nil	0.01
Expected volatility	94.28%	104.75%
Option life	3.00 years	2.31 years
Dividend yield	—	—
Risk-free interest rate	4.12%	0.28%
Remaining performance period at grant date (years)	3.00	2.31
Company TSR at grant date	(27.2)%	NA
Median comparator group TSR at grant date	10.5	NA

The Company’s TSR relative to the median comparator group TSR and median index TSR at grant date may impact the grant date fair value; starting from an advantaged position increases the fair value and starting from a disadvantaged position decreases the fair value.

To model the impact of the TSR performance conditions, we have calculated the volatility of the comparator group using the same method used to calculate the Company’s volatility, using historical data, where available, which matches the length of the remaining performance period grant date.

The Company’s correlation with its comparator group was assessed on the basis of all comparator group correlations, regardless of the degree of correlation, have been incorporated into the valuation model.

For the year ended December 31, 2022, share-based compensation expense related to all non-vested awards amounted to $5,836 thousand, which is recorded in staff costs (2021: $3,627 thousand).

b. Executive bonus plan assumed under business combination with Globe

Prior to the business combination, shares of Globe Specialty Metals common stock were registered pursuant to Section 12(b) of the Exchange Act and listed on NASDAQ. As a result of the business combination between Ferroglobe and Globe, each share of Globe common stock was converted into the right to receive one Ferroglobe ordinary share. The shares of Globe common stock were suspended from trading on NASDAQ effective as of the opening of trading on December 24, 2015. Ferroglobe ordinary shares were approved for listing on The NASDAQ Global Market. At the effective time of the business combination, GSM stock and stock-based awards were replaced with stock and stock-based awards of Ferroglobe in a one to one exchange.

There were not options exercised or expired during the year ended December 31, 2022 and 2021.

A summary of options outstanding is as follows:

			Weighted-
			Average
		Weighted-	Remaining
		Average	Contractual	Aggregate
	Number of	Exercise	Term in	Intrinsic
	Options	Price	Years	Value
Outstanding as of December 31, 2020	26,268	$16.70	0.16	$—
Expired/forfeited during the period
Outstanding as of December 31, 2021	26,268	$16.70	0.16	$—
Expired/forfeited during the period		—
Outstanding as of December 31, 2022	26,268	$16.70	0.16	$—

Exercisable as of December 31, 2022	26,268	$16.70	0.16	$—

For the year ended December 31, 2022, share based compensation expense related to stock options under this plan was $101 thousand (2021: $120 thousand).  The expense is reported within staff costs in the consolidated income statement.

Prior to the business combination, Globe also issued restricted stock units under the Company’s Executive Bonus Plan. The fair value of restricted stock units is based on quoted market prices of the Company’s stock at the end of each reporting period. These restricted stock units proportionally vest over three years, but are not delivered until the end of the third year. The Company will settle these awards by cash transfer, based on the Company’s stock price on the date of transfer. For the year ended December 31, 2022 and 2021 no restricted options were exercised. As of December 31, 2022, and 2021, restricted stock units of 26,268 were outstanding.

26.5 Depreciation and amortization charges, operating allowances and write-downs

Depreciation and amortization charges, operating allowances and write-downs are comprised of the following for the years ended December 31:

	2022	2021	2020
	US$'000	US$'000	US$'000
Amortization of intangible assets (Note 8)	725	7,241	7,183
Depreciation of property, plant and equipment (Note 9)	80,834	90,087	101,006
Total	81,559	97,328	108,189

26.6 Finance income and finance costs

Finance income is comprised of the following for the years ended December 31:

	2022	2021	2020
	US$'000	US$'000	US$'000
Finance income of related parties (Note 24)	—	—	16
Other finance income	2,274	253	161
Total	2,274	253	177

Finance costs are comprised of the following for the years ended December 31:

	2022	2021	2020
	US$'000	US$'000	US$'000
Interest on debt instruments	40,913	42,579	34,989
Interest on loans and credit facilities	9,482	12,584	8,404
Interest on note and bill discounting	125	88	363
Interest on leases	1,587	1,100	1,358
Trade receivables securitization expense (Note 10)	26	399	15,044
Other finance costs	8,882	92,439	6,810
Total	61,015	149,189	66,968

At the completion of the comprehensive refinancing, the Company recorded a finance cost of $90.8 million as of December 31, 2021 (See Note 18).

26.7 Impairment losses and net (loss) gain due to changes in the value of assets

Impairment losses and net loss gain due to changes in the value of assets are comprised of the following for the years ended December 31:

	2022	2021	2020
	US$'000	US$'000	US$'000
Impairment of intangible assets (Note 8)	—	(1,153)	—
Impairment of property, plant and equipment (Note 9)	(56,999)	1,663	(71,929)
Impairment of non-current financial assets	—	(373)	—
Impairment of other	—	—	(1,415)
Impairment reversal/(losses)	(56,999)	137	(73,344)

Other (loss) / profit	349	758	158
Net (loss) gain due to changes in the value of assets	349	758	158

26.8 (Loss) gain on disposal of non-current assets

Loss (gain) on disposal of non-current assets is comprised of the following for the years ended December 31:

	2022	2021	2020
	US$'000	US$'000	US$'000
Gain on disposal of intangible assets	—	—	1,692
Loss on disposal of intangible assets	(190)	—	—
Gain on disposal of property, plant and equipment	485	2,462	473
Loss on disposal of property, plant and equipment	(754)	(1,123)	(873)
Gain on disposal of other non-current assets	—	47	—
Total	(459)	1,386	1,292

During 2022,the French subsidiary FerroPem has sold property of Chateau-Feuillet facility, amounting to $312 thousand fully depreciated ($1,092 thousand as of December 31, 2021).

During 2021, Ferroglobe has sold the assets related to Niagara facility, the Company received net cash proceeds of $1,370 thousand and recognized a gain on disposal for the  same amount (zero was the net book value of Niagara assets as of December 31, 2020).

Loss on disposal during 2022 and 2021 is mainly due to asset disposals in American and Canadian subsidiaries.

During 2020, Ferroglobe sold CO2 emissions rights that were derecognized from the balance sheet against the cash received, as the carrying amount price per emission right was lower to the sales price per CO2 emission right, an income of $1,692 thousand was recognized on the disposal of intangible assets.

26.9 Contractual assets and liabilities

Contractual assets and liabilities are comprised of the following for the years ended December 31:

	2022	2021	2020
	US$'000	US$'000	US$'000
Contractual Liabilities	775	5,047	1,687
Total	6,708	10,832	6,839

Contractual liabilities are recorded within “Trade and other payable” and relate to advances from customers.